LAND USE RIGHTS, NET (Tables)	12 Months Ended
Feb. 28, 2025
LAND USE RIGHTS, NET
Schedule Of Land Use Right, net

	As of	As of
	February 29,	February 28,
	2024	2025
Land use rights	$214,722	$214,933
Less: accumulated amortization	(20,748)	(24,959)

Add: foreign exchange difference	(4,925)	(7,094)

Land use rights, net	$189,049	$182,880